Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		$ 609.0	$ 604.8	$ 592.4
Less accumulated depreciation and amortization		433.7	439.1
Total property plant and equipment, net		175.3	165.7	157.8
Depreciation		40.7	48.2	50.2
Impairment of assets		18.9	2.1	$ 72.0
Land and land improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		6.1	7.0
Buildings and building equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		$ 57.7	59.5
Estimated useful life, minimum (years)		P15Y
Machinery, tools and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		$ 83.5	86.0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost	[1]	22.1	24.1
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		58.4	56.6
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		188.4	160.2
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		62.0	63.6
Tooling
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		104.5	94.6
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		$ 26.3	$ 53.2
Maximum | Land and land improvements
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P15Y
Maximum | Machinery, tools and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P12Y
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P10Y
Maximum | Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P5Y
Maximum | Computer software
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P10Y
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P8Y
Maximum | Tooling
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P5Y
Minimum | Land and land improvements
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P0Y
Minimum | Machinery, tools and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P5Y
Minimum | Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P3Y
Minimum | Computer software
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P5Y
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P5Y
Minimum | Tooling
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P3Y

[1]	The estimated useful life for leasehold improvements is the lesser of 10 years or the term of the lease.